Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2025
Stockholders’ Equity [Abstract]
Schedule of Fair Value of the Warrants at Issuance

The following table summarizes the fair value of the warrants at issuance:

	Exchange Date
	March 26, 2025	April 7, 2025	May 21, 2025	June 30, 2025	July 11, 2025
Fair value at issuance	$863	$67	$590	$80	$248